Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–160.91%(a)
California–156.43%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,000,826

Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	490	511,940

Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	713,251

Series 2023, RB	5.00%	09/01/2053	1,175	1,102,694

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,026,943

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	725,532

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,111,451

Anaheim (City of), CA School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,865,313

Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	662,305

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,151,600

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,618,884

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,592,098

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	329,130

California (State of); Series 2013, Ref. GO Bonds(e)(f)	5.25%	12/13/2023	5,000	5,002,364

California (State of) Community Choice Financing Authority; Series 2023, RB(f)	5.25%	04/01/2030	3,000	3,073,800

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023, RB(f)	5.00%	08/01/2029	1,400	1,453,076

Series 2023, RB(f)	5.00%	03/01/2031	4,750	4,972,511

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,343,274

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	4,145	3,253,311

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(g)	5.00%	02/01/2050	1,500	1,173,375

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	2,640	2,399,440

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,093,451

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	577,077

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	900,755

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	258,440

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	270	273,882

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,647,059

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,165	1,141,534

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	333,279

Series 2020, Ref. RB	5.00%	06/01/2049	870	883,325

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	545,861

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,488,875

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,534,590

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,199,781

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,361,291

California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	2,000	2,053,015

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,413,261

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	915	885,131

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB(h)	4.00%	08/15/2048	22,610	22,185,978

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	7,950	8,549,495

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	$2,285	$2,307,677

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	8,165,243

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,939,739

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,013,480

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,135,753

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,009,187

California (State of) Health Facilities Financing Authority (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,631,738

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,969,808

Series 2018 A, RB	4.00%	11/15/2042	4,000	3,953,494

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	3,090	3,042,314

Series 2019 A-2, RB	4.00%	03/20/2033	3,437	3,418,485

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,531	1,424,312

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	3,877	3,561,326

California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,330,837

California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,713,227

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,174,954

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	560	527,476

Series 2018 A, RB(g)	5.00%	06/01/2048	2,270	1,999,072

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	264,711

Series 2020 B, RB	4.00%	09/01/2050	455	366,041

Series 2021 A, RB	4.00%	09/01/2046	1,095	945,228

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,144,704

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,531,037

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	851,549

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	345,263

Series 2022 C, RB	6.25%	09/01/2052	1,000	1,001,498

Series 2023 B, RB	5.75%	09/01/2053	500	516,969

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,113,485

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	800	805,681

Series 2014 A, RB	5.25%	08/15/2049	3,700	3,715,207

Series 2014 B, RB	5.88%	08/15/2049	295	295,299

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,935,398

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	812,431

Series 2023, RB	5.25%	08/15/2058	500	521,218

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,376,601

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,900,885

California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	4,033,142

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,502,257

California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds)); Series 2023, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,128,686

California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,351,166

Series 2021, RB	4.00%	10/01/2046	420	376,132

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	$3,995	$4,033,012

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,066,116

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	1,200	1,078,667

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	2,100	2,300,666

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,244,659

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,395,463

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	509,735

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,420,694

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	3,000	2,904,911

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,180,900

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(g)	5.00%	08/01/2039	500	457,243

Series 2019, Ref. RB(g)	5.00%	08/01/2048	2,700	2,314,363

California (State of) Pollution Control Financing Authority;
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,710	1,711,444

Series 2012, RB(g)(i)	5.00%	07/01/2037	6,000	6,001,218

Series 2012, RB(g)(i)	5.00%	11/21/2045	2,000	1,986,778

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	2,000	1,628,415

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(g)	5.00%	11/15/2056	1,235	1,039,958

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,759,114

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	1,100	1,155,208

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	10,000	10,003,212

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,001,522

Series 2015, RB(g)	5.00%	07/01/2045	2,635	2,630,230

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	1,455	1,427,029

Series 2022 A, RB(g)	6.25%	07/01/2062	1,810	1,768,668

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	600	601,061

Series 2016, Ref. RB(e)(f)(g)	5.00%	08/01/2025	130	134,267

Series 2016, Ref. RB(g)	5.00%	08/01/2041	1,000	1,004,654

Series 2016, Ref. RB(g)	5.00%	08/01/2046	1,370	1,371,538

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(g)	5.00%	10/01/2050	1,000	965,846

Series 2022 A, Ref. RB(g)	5.00%	10/01/2061	2,100	1,981,669

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(g)	5.00%	07/01/2054	1,900	1,831,282

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(g)	5.00%	08/01/2048	1,750	1,732,926

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(g)	5.50%	07/01/2062	775	772,499

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(g)	5.00%	07/01/2034	600	603,087

Series 2014 A, RB(g)	5.13%	07/01/2044	750	751,018

Series 2015 A, RB(g)	5.00%	07/01/2045	1,150	1,153,172

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2039	750	768,052

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	2,860	2,861,170

Series 2012 A, RB	5.50%	06/01/2042	450	449,967

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.63%	06/01/2043	560	552,826

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	671,480

Series 2017, RB	5.00%	09/02/2046	715	725,557

Series 2020 B, RB	4.00%	09/02/2050	185	153,829

Series 2020, RB	4.00%	09/01/2040	175	159,480

Series 2020, RB	4.00%	09/01/2050	360	300,320

Series 2020, RB	5.00%	09/02/2050	805	806,401

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	$1,730	$1,776,446

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,629,859

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,061,968

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,796,232

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(g)	6.38%	11/01/2043	4,035	4,038,241

Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	957,723

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	625	529,419

Series 2020, RB	4.00%	09/01/2050	585	488,019

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	878,063

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	507,463

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,008,666

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,877,168

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	1,680	1,826,521

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,430	1,429,971

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,640,900

California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	186,672

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,272,380

Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,753,027

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	1,840,386

Series 2019, RB(g)	5.00%	06/01/2039	375	363,211

Series 2019, RB(g)	5.00%	06/01/2051	1,145	1,029,985

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	3,500	3,398,543

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	1,005	1,013,090

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	910	912,575

Series 2019, RB(g)	5.25%	07/01/2049	2,500	2,421,287

California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	954,071

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	376,813

Series 2023, RB	5.25%	09/01/2051	1,000	992,494

Series 2023, RB	5.25%	09/02/2053	1,000	949,740

Series 2023, RB	5.50%	09/02/2053	625	627,831

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	4,500	4,480,244

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,167,001

California State University; Series 2017 A, Ref. RB(h)(j)	5.00%	11/01/2047	10,000	10,312,320

Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	68,918

City of Los Angeles Department of Airports; Series 2023, RB(h)(i)(j)	5.25%	05/15/2048	10,000	10,299,297

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	520,523

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,732,994

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	$115	$106,051

Series 2020, RB	4.00%	09/01/2045	190	168,589

Series 2020, RB	4.00%	09/01/2050	420	359,617

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	124,935

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,695	1,637,103

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,311,446

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	905,858

Dublin (City of) CA; Series 2023, RB	5.38%	09/01/2051	1,250	1,266,728

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	95,579

Series 2020, RB	4.00%	09/01/2028	95	95,590

Series 2020, RB	4.00%	09/01/2050	350	295,567

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	130,494

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	2,997,101

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,116,333

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	439,848

Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	990	838,536

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	3,003,268

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	181,887

Series 2020, RB	4.00%	09/01/2050	295	241,663

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,822,947

Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	498,558

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,009,021

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(e)	0.00%	01/01/2027	2,950	2,695,145

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	4,083,484

Series 2021 A, Ref. RB	4.00%	01/15/2046	1,000	960,951

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,917,456

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,108,253

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(i)	5.00%	07/01/2053	3,290	3,381,056

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	625	625,582

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(e)	0.00%	08/01/2029	85	72,307

Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	548,012

Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	479,223

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,460,901

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,932,629

Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(c)	4.13%	08/01/2055	4,330	4,259,598

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(g)	4.00%	06/01/2046	1,825	1,809,187

Series 2021, RB (INS - AGM)(c)(g)	4.00%	06/01/2051	1,250	1,216,480

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	15,000	6,645,479

Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	7,358,582

Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	502,316

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	356,610

Series 2013, RB	5.00%	09/02/2026	400	401,966

Series 2013, RB	5.00%	09/02/2027	325	326,658

Series 2013, RB	5.00%	09/02/2028	350	351,792

Series 2013, RB	5.00%	09/02/2029	705	708,560

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	$1,055	$1,059,607

Series 2014, RB	5.00%	09/01/2049	1,055	1,058,629

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,528,464

Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	995	961,060

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	266,941

Series 2020 A, RB	4.00%	09/01/2050	525	444,031

Series 2021 A, RB	4.00%	09/01/2045	290	250,641

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	248,625

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,399,358

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2021, RB	4.00%	09/01/2046	110	96,310

Series 2021, RB	4.00%	09/01/2051	120	101,910

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	118,757

Series 2020, RB	4.00%	09/01/2049	320	273,714

Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	1,915,859

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,012,668

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,204,956

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,014,429

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,643,743

Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,640,334

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,380,661

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,420,296

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	996,431

Series 2014, Ref. RB	5.00%	09/01/2030	985	995,935

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(i)	5.00%	05/15/2047	2,000	2,025,032

Series 2022, RB(h)(i)	5.25%	05/15/2047	8,000	8,483,424

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(i)	4.00%	05/15/2042	3,225	3,150,069

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(i)	5.00%	05/15/2048	1,625	1,661,523

Series 2020 C, RB(i)	5.00%	05/15/2045	5,000	5,168,530

Series 2022, Ref. RB(i)	5.00%	05/15/2045	1,000	1,049,588

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(i)	5.25%	05/15/2048	3,000	3,200,265

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	1,004,443

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(h)	4.00%	12/01/2046	15,880	15,993,966

Los Angeles County Facilities, Inc.; Series 2022, RB(h)	4.00%	12/01/2048	25,000	25,045,610

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	1,200	1,081,628

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	724,680

Series 2020, RB	4.00%	09/01/2051	1,470	1,200,296

Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	269,878

Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	8,605	8,605,955

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	259,945

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,620,296

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,042,955

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	583,448

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,510,771

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,034,116

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	$435	$442,570

Series 2019, RB	5.00%	09/01/2048	485	490,896

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	937,632

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,162,584

Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,502,382

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	830	889,232

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	5,140,823

North Orange County Community College District; Series 2022 C, GO Bonds(h)(j)	4.00%	08/01/2047	10,000	10,057,955

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,974,820

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	574,252

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	314,169

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	274,729

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,592,437

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,018,230

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,205,111

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	404,759

Series 2021, Ref. RB	4.00%	09/01/2051	650	543,475

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,936,826

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,029,888

Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,374,559

Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	914,401

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,338,658

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(c)	4.00%	09/01/2050	2,500	2,397,499

Rancho Cordova (City of), CA; Series 2023, RB	5.13%	09/01/2043	525	534,584

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,202,094

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	337,274

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(h)(j)	5.00%	05/15/2047	10,000	10,225,573

Series 2022 P, RB	4.00%	05/15/2053	10,000	9,628,454

Series 2022-XX1201, RB(h)(j)	4.00%	05/15/2053	10,000	9,628,454

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,514,639

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,783,378

Series 2015, RB	5.00%	09/01/2044	1,500	1,509,432

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,535,120

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	110,452

Series 2020, RB	4.00%	09/01/2050	265	225,856

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	374,498

Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	512,373

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,679,915

Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	514,293

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	391,618

Series 2020, RB	4.00%	09/01/2050	1,000	835,493

Series 2020, RB	5.00%	09/01/2050	1,520	1,526,101

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	127,697

Series 2020, RB	4.00%	09/01/2050	200	166,084

Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	494,886

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,084,214

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	$185	$168,195

Series 2020, RB	4.00%	09/01/2045	380	327,014

Series 2020, RB	4.00%	09/01/2050	225	186,468

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	815	817,104

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,196,039

Series 2021 B, RB(i)	4.00%	07/01/2051	2,960	2,704,999

Series 2021 B, RB(i)	5.00%	07/01/2051	5,000	5,126,087

Series 2021 B, RB(i)	5.00%	07/01/2056	2,000	2,043,133

Series 2022-XX1215, RB(h)(i)	5.00%	07/01/2051	10,000	10,252,173

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(i)	5.00%	05/01/2052	6,775	6,992,582

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	9,823,342

Series 2019 A, RB(i)	5.00%	05/01/2049	9,500	9,673,556

Series 2019 E, RB(i)	4.00%	05/01/2050	2,000	1,835,330

Series 2019 E, RB(h)(i)	5.00%	05/01/2050	10,000	10,175,792

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	202,082

Series 2020, RB	4.00%	09/01/2050	425	358,354

San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(g)	5.75%	09/01/2053	1,500	1,522,381

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,555	1,559,435

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	222,917

Series 2014 A, RB	5.00%	08/01/2028	370	374,994

Series 2014 A, RB	5.00%	08/01/2029	450	455,897

Series 2014 A, RB	5.00%	08/01/2032	785	793,940

Series 2014 A, RB	5.00%	08/01/2033	375	379,059

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,001,834

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB(e)(f)	5.00%	02/28/2024	1,635	1,642,113

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(h)	4.25%	08/01/2052	10,000	10,136,631

San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,206,673

San Jose (City of), CA; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	8,395	8,423,649

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	741,742

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,503,478

San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	476,843

Series 2021, RB	4.00%	09/01/2051	1,000	824,768

San Mateo Joint Powers Financing Authority; Series 2023, RB(h)(j)	4.00%	07/15/2052	13,565	13,540,719

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	6,000	5,934,281

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	597,085

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,878,935

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	3,926,151

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,298,609

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,115,807

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	957,865

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	888,848

South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,410,130

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	680,385

Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,482,236

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,500,921

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	$500	$425,535

Series 2021, RB	4.00%	09/01/2051	930	767,035

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2046	1,290	1,048,542

Series 2021, Ref. RB	4.00%	09/01/2051	2,500	1,974,925

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	817,755

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,646,520

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	3,500	3,548,327

Series 2020 A, RB	5.00%	10/01/2049	4,590	4,620,953

Series 2020 B, RB	5.00%	10/01/2034	300	314,532

Series 2020 B, RB	5.00%	10/01/2038	300	306,107

University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,597,677

University of California (Limited); Series 2018 O, Ref. RB(h)	5.00%	05/15/2058	10,000	10,416,628

Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	529,437

Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGM)(c)	4.50%	08/01/2053	2,400	2,476,949

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,720,569

West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	332,786

Series 2021, RB	4.00%	09/01/2046	550	468,122

Series 2021, RB	4.00%	09/01/2051	765	631,750

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,029,903

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,949,453

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,605	1,621,793

				828,718,261

Puerto Rico–2.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,605	1,609,056

Series 2002, RB	5.63%	05/15/2043	675	682,664

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	796,513

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,150	1,140,364

Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,984,630

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,082,168

Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	2,950,929

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	2,889,199

				13,135,523

Guam–1.33%
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,709,354

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,810,901

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,549,544

				7,069,799

Virgin Islands–0.67%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,505,633

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	2,000	2,022,669

				3,528,302

TOTAL INVESTMENTS IN SECURITIES(k)–160.91% (Cost $860,374,717)				852,451,885

FLOATING RATE NOTE OBLIGATIONS–(22.64)%
Notes with interest and fee rates ranging from 3.83% to 4.12% at 11/30/2023 and contractual maturities of collateral ranging from 12/01/2046 to 05/15/2058(l)				(119,960,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.31)%				(208,246,565)

OTHER ASSETS LESS LIABILITIES–1.04%				5,517,243

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$529,762,563

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $71,145,612, which represented 13.43% of the Trust’s Net Assets.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	7.86%

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $176,754,520 are held by TOB Trusts and serve as collateral for the $119,960,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2023, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Value Municipal Income Trust